DEPLETION AND DEPRECIATION (Tables)	12 Months Ended
Dec. 31, 2022
DEPLETION AND DEPRECIATION
Schedule of components of depletion, depreciation and amortization

	Years ended
	December 31
	2022	2021
Depletion of producing mineral property	$5,806	$—
Depreciation of plant and equipment	9,147	—
Depletion and depreciation	$14,953	$—